Revenues, Recognized Revenues (Details) - CHF (SFr) SFr in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Revenues [Abstract]
Amounts included in the contract liability at the beginning of the period	SFr 1,551	SFr 1,401